Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [Line Items]
Cash dividends received	₩ 14,132	₩ 1,170	₩ 10,011
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	12,646	119,036	287,549
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	312,793	164,850	227,500
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 325,439	₩ 283,886	₩ 515,049